Summary of Significant Accounting Policies (Details Textual) (USD $)	2 Months Ended	10 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Nov. 09, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Nov. 04, 2011	Aug. 05, 2010	Dec. 31, 2009	Jan. 31, 2012 Performance Shares [Member]	Dec. 31, 2012 Performance Shares [Member] Condition	Dec. 31, 2011 Performance Shares [Member]	Dec. 31, 2012 Director [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Series D Warrant [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2006 Merck Sharp [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Research and development			$ 13,673,000	$ 17,969,000	$ 24,226,000
Equipment depreciated over a period														3 years		5 years
Performance based stock options granted - vest upon goal achievement										174,375
Performance based stock options granted - time vest beginning upon goal achievement										523,125
Options to purchase shares vested immediately										80,213
Options to purchase shares began vesting										240,640
Number of specified performance conditions achieved										3
Number of specified performance conditions not achieved										4
Stock options granted			188,000						697,500		697,500
Stock options forfeited			355,000							156,797
Stock options generally vest over										3 years		3 years	4 years
Exercise price of the Warrants	1.63		1.24	1.63			3.71							1.46	1.46		1.63
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Period of maturities			90 days
Held-to-maturity investments	0		0	0
Realized gains or losses from available-for-sale securities			0	0	0
Losses from Securities			0	0	0
Auction rate securities	0		0	0
Total restricted cash	311,000		311,000	311,000
Incurred expenses in connection with collaborative arrangements					26,000,000
Accumulated unrealized gain or loss on available-for-sale securities			0		13,000			(19,000)
Number of operating segment			1
Recorded charges in statement of Operations			2,096,000	2,725,000	3,684,000
Option to purchase common stock granted to employees and directors			187,500	1,671,000	1,087,000
Intrinsic value of options
Fair value of options, vested			2,123,000	2,707,000	3,915,000
Unrecognized compensation cost related to nonvested stock-based compensation			1,546,000
Period for cost expected to be recognized			1 year 9 months 18 days
Common stock price	$ 1.05	$ 0.70		$ 1.05		$ 1.92												$ 5.50
Decrease in fair value of warrant liability			675,000	1,974,000
Floor price			$ 1.46
Actual stock-price volatility period			3 years
Expected dividend yield			0.00%
Warrants holder ownership in company			19.99%
Fair value of the warrant liability decreased	1,178,000	0		1,178,000		3,152,000
Recognition of gain in other income	(1,974,000)	(675,000)		1,974,000
Fair value of warrant liability transferred to stockholders' equity		$ 503,000	$ 503,000